Cover	Jun. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2025
Entity File Number	811-24080
Entity Registrant Name	New FS Specialty Lending Fund
Entity Central Index Key	0002065812
Entity Tax Identification Number	33-4638504
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	495-1150
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false